Information About Non-controlling Interests - Summary of Changes in Accumulated Non-controlling Interests (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [Line Items]
Accumulated non-controlling interests at the beginning of the year	₩ 1,352,844
Profit or loss allocated to non-controlling interests	84,782	₩ 86,755	₩ 78,324
Accumulated non-controlling interests at the end of the year	₩ 1,391,764	₩ 1,352,844
KT Skylife Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Non-controlling Interests rate(%)	49.73%	49.73%	49.73%
Accumulated non-controlling interests at the beginning of the year	₩ 329,676	₩ 316,880	₩ 297,300
Profit or loss allocated to non-controlling interests	9,395	22,445	27,032
Dividend paid to non-controlling interests	(9,817)	(8,279)	(8,325)
Others	(952)	(1,370)	873
Accumulated non-controlling interests at the end of the year	₩ 328,302	₩ 329,676	₩ 316,880
BC Card Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Non-controlling Interests rate(%)	30.46%	30.46%	30.46%
Accumulated non-controlling interests at the beginning of the year	₩ 329,338	₩ 322,921	₩ 292,931
Profit or loss allocated to non-controlling interests	43,961	47,068	62,943
Dividend paid to non-controlling interests	(29,490)	(44,637)	(22,650)
Others	(4,742)	3,986	(10,303)
Accumulated non-controlling interests at the end of the year	₩ 339,067	₩ 329,338	₩ 322,921
KT Powertel Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Non-controlling Interests rate(%)	55.15%	55.15%	55.15%
Accumulated non-controlling interests at the beginning of the year	₩ 51,751	₩ 50,926	₩ 70,231
Profit or loss allocated to non-controlling interests	1,165	112	(17,880)
Dividend paid to non-controlling interests			(1,118)
Others	137	713	(307)
Accumulated non-controlling interests at the end of the year	₩ 53,053	₩ 51,751	₩ 50,926
KT Hitel Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Non-controlling Interests rate(%)	32.87%	35.27%	36.30%
Accumulated non-controlling interests at the beginning of the year	₩ 51,798	₩ 50,689	₩ 51,136
Profit or loss allocated to non-controlling interests	870	1,274	(608)
Others	478	(165)	161
Accumulated non-controlling interests at the end of the year	₩ 53,146	₩ 51,798	₩ 50,689
KT Telecop Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Non-controlling Interests rate(%)	13.18%	13.18%	13.18%
Accumulated non-controlling interests at the beginning of the year	₩ 103,532	₩ 103,428	₩ 104,821
Profit or loss allocated to non-controlling interests	381	19	(1,000)
Others	(445)	85	(393)
Accumulated non-controlling interests at the end of the year	₩ 103,468	₩ 103,532	₩ 103,428